Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Schedule Of Future Minimum Rental Commitments

Year ended December 31,	Facilities	Motor vehicles	Total

2013	4,548	1,442	5,990
2014	1,365	993	2,358
2015	824	478	1,302
2016	672	183	855
2017 and thereafter	-	-	-
	7,409	3,096	10,505